                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:                           811-7460

Exact name of registrant as specified in charter:             Delaware Investments Dividend and Income
                                                              Fund, Inc.

Address of principal executive offices:                       2005 Market Street
                                                              Philadelphia, PA 19103

Name and address of agent for service:                        Richelle S. Maestro, Esq.
                                                              2005 Market Street
                                                              Philadelphia, PA 19103

Registrant's telephone number, including area code:           (800) 523-1918

Date of fiscal year end:                                      November 30

Date of reporting period:                                     May 31, 2005

Item 1. Reports to Stockholders

                                             Delaware
                                             Investments(R)
                                             -----------------------------------
                                             A member of Lincoln Financial Group

CLOSED END





SEMIANNUAL REPORT MAY 31, 2005
--------------------------------------------------------------------------------
                  DELAWARE INVESTMENTS

                  DIVIDEND AND INCOME FUND, INC.




[LOGO] POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

-----------------------------------------------------------------
SECTOR ALLOCATION                                               1
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                                      2

   Statement of Operations                                      7

   Statements of Changes in Net Assets                          8

   Statement of Cash Flows                                      9

   Financial Highlights                                        10

   Notes to Financial Statements                               11
-----------------------------------------------------------------
OTHER FUND INFORMATION                                         14
-----------------------------------------------------------------








    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

SECTOR ALLOCATION                                             As of May 31, 2005
  DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports. The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

                                                              PERCENTAGE
SECTOR                                                      OF NET ASSETS
-------------------------------------------------------------------------
COMMON STOCK                                                   79.75%
-------------------------------------------------------------------------
Consumer Discretionary                                          4.16%

Consumer Staples                                                5.78%

Energy                                                          4.49%

Financials                                                     12.44%

Health Care                                                     9.50%

Healthcare REITs                                                0.21%

Industrials                                                     3.26%

Industrial REITs                                                1.56%

Information Technology                                          4.52%

Mall REITs                                                      5.10%

Manufactured Housing REITs                                      0.35%

Materials                                                       1.35%

Mortgage REITs                                                  8.83%

Multifamily REITs                                               0.53%

Office/Industrial REITs                                         3.10%

Office REITs                                                    5.01%

Retail Strip Centers REITs                                      1.63%

Telecommunication Services                                      4.81%

Utilities                                                       3.12%
-------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK                                     4.89%
-------------------------------------------------------------------------
Consumer Products                                               1.39%

Diversified REITs                                               0.81%

Environmental Services                                          0.45%

Financial                                                       1.49%

Telecommunications                                              0.75%
-------------------------------------------------------------------------
PREFERRED STOCK                                                 6.46%
-------------------------------------------------------------------------
Leisure, Lodging & Entertainment                                0.94%

Lodging/Resort REITs                                            2.45%

Office REITs                                                    1.26%

Retail Strip Centers REITs                                      0.65%

Utilities                                                       1.16%
-------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                           0.27%
-------------------------------------------------------------------------

                                                             PERCENTAGE
SECTOR                                                      OF NET ASSETS
-------------------------------------------------------------------------
CONVERTIBLE BONDS                                               3.47%
-------------------------------------------------------------------------
Capital Goods - Manufacturing                                   0.20%

Consumer Cyclical                                               1.90%

Technology                                                      0.63%

Transportation                                                  0.09%

Utilities                                                       0.65%
-------------------------------------------------------------------------
CORPORATE BONDS                                                35.44%
-------------------------------------------------------------------------
Capital Goods - Manufacturing                                   3.37%

Chemicals                                                       1.37%

Consumer Cyclical                                               2.81%

Consumer Non-Cyclical                                           2.49%

Energy                                                          2.98%

Finance                                                         1.33%

Forest/Paper Products                                           3.92%

Gaming                                                          2.21%

Health Care                                                     1.33%

Media                                                           4.21%

Metals/Mining                                                   0.24%

Retail                                                          0.15%

Technology                                                      0.74%

Telecommunications                                              3.45%

Textile & Apparel                                               0.33%

Transportation                                                  1.71%

Utilities                                                       2.80%
-------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                       3.14%
-------------------------------------------------------------------------
WARRANTS                                                        0.00%
-------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL                                  16.87%
-------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              150.29%
-------------------------------------------------------------------------
OBLIGATIONS TO RETURN SECURITIES LENDING COLLATERAL           (16.87%)
-------------------------------------------------------------------------
COMMERCIAL PAPER PAYABLE                                      (33.43%)
-------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.01%
-------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-------------------------------------------------------------------------

                             DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.
STATEMENT                    May 31, 2005 (Unaudited)
  OF NET ASSETS
                                                        Number of      Market
                                                         Shares        Value
COMMON STOCK - 79.75%
Consumer Discretionary - 4.16%
  Gap                                                   113,213      $ 2,377,473
  Limited Brands                                        102,900        2,116,653
  Mattel                                                124,000        2,254,320
*+XM Satellite Radio Holdings Class A                     2,000           64,220
                                                                     -----------
                                                                       6,812,666
                                                                     -----------
Consumer Staples - 5.78%
  Archer-Daniels-Midland                                105,000        2,084,250
  ConAgra Foods                                          92,400        2,416,260
  Kimberly-Clark                                         39,100        2,515,303
  Safeway                                               111,300        2,449,713
                                                                     -----------
                                                                       9,465,526
                                                                     -----------
Energy - 4.49%
  Chevron                                                44,100        2,371,698
  ConocoPhillips                                         22,800        2,458,752
  Exxon Mobil                                            42,500        2,388,500
*+Petroleum Geo-Services ADR                              1,989          134,755
                                                                     -----------
                                                                       7,353,705
                                                                     -----------
Financials - 12.44%
  Allstate                                               46,800        2,723,760
  Aon                                                   107,000        2,667,510
  Chubb                                                  32,000        2,695,360
  Hartford Financial Services                            36,000        2,692,440
  Huntington Bancshares                                 103,400        2,411,288
  Morgan Stanley                                         43,500        2,129,760
  Wachovia                                               49,100        2,491,825
  Washington Mutual                                      61,900        2,556,470
                                                                     -----------
                                                                      20,368,413
                                                                     -----------
Health Care - 9.50%
  Abbott Laboratories                                    53,100        2,561,544
  Baxter International                                   66,100        2,439,090
  Bristol-Myers Squibb                                  104,700        2,655,192
  Merck                                                  80,100        2,598,444
  Pfizer                                                 97,500        2,720,250
  Wyeth                                                  59,500        2,580,515
                                                                     -----------
                                                                      15,555,035
                                                                     -----------
Healthcare REITs - 0.21%
 #Medical Properties Trust 144A                          35,000          351,750
                                                                     -----------
                                                                         351,750
                                                                     -----------
Industrials - 3.26%
  Boeing                                                 43,800        2,798,820
*+Foster Wheeler                                          8,434          124,821
  Union Pacific                                          36,000        2,410,560
                                                                     -----------
                                                                       5,334,201
                                                                     -----------
Industrial REITs - 1.56%
  AMB Property                                           63,300        2,551,623
                                                                     -----------
                                                                       2,551,623
                                                                     -----------
Information Technology - 4.52%
  Hewlett-Packard                                       116,200        2,615,662
  International Business Machines                        32,800        2,478,040
 +Xerox                                                 170,000        2,306,900
                                                                     -----------
                                                                       7,400,602
                                                                     -----------
Mall REITs - 5.10%
 *General Growth Properties                             113,538        4,420,034
 *Simon Property Group                                   57,300        3,937,656
                                                                     -----------
                                                                       8,357,690
                                                                     -----------
                                                        Number of       Market
                                                         Shares         Value
COMMON STOCK (continued)
Manufactured Housing REITs - 0.35%
 *Sun Communities                                         16,000     $   576,000
                                                                     -----------
                                                                         576,000
                                                                     -----------
Materials - 1.35%
  Weyerhaeuser                                            34,600       2,219,590
                                                                     -----------
                                                                       2,219,590
                                                                     -----------
Mortgage REITs - 8.83%
 *American Home Mortgage Investment                       98,400       3,203,904
  Fieldstone Investment                                   84,800       1,132,928
 *Friedman Billings Ramsey Group Class A                  95,495       1,246,210
+#KKR Financial 144A                                     182,600       1,871,650
 *MortgageIT Holdings                                    187,000       3,169,650
+#Peoples Choice 144A                                    176,700       1,767,000
 *Saxon Capital                                          122,400       2,072,232
                                                                     -----------
                                                                      14,463,574
                                                                     -----------
Multifamily REITs - 0.53%
 *Education Realty Trust                                  50,900         873,953
                                                                     -----------
                                                                         873,953
                                                                     -----------
Office/Industrial REITs - 3.10%
 *Duke Realty                                             83,900       2,589,993
  Liberty Property Trust                                  60,270       2,488,548
                                                                     -----------
                                                                       5,078,541
                                                                     -----------
Office REITs - 5.01%
  Equity Office Properties Trust                          89,400       2,904,606
 *Prentiss Properties Trust                               73,572       2,538,234
 *Reckson Associates Realty                               87,420       2,761,598
                                                                     -----------
                                                                       8,204,438
                                                                     -----------
Retail Strip Centers REITs - 1.63%
 *Ramco-Gershenson Properties Trust                       96,400       2,675,100
                                                                     -----------
                                                                       2,675,100
                                                                     -----------
Telecommunication Services - 4.81%
*+Fairpoint Communications                               180,000       2,802,600
  SBC Communications                                     108,300       2,532,054
  Verizon Communications                                  71,800       2,540,284
                                                                     -----------
                                                                       7,874,938
                                                                     -----------
Utilities - 3.12%
  Energy East                                             90,300       2,528,400
  FPL Group                                               63,500       2,581,275
                                                                     -----------
                                                                       5,109,675
                                                                     -----------
TOTAL COMMON STOCK (cost $113,800,365)                               130,627,020
                                                                     -----------
CONVERTIBLE PREFERRED STOCK - 4.89%
  Consumer Products - 1.39%
  Newell Financial Trust I 5.25%                          52,600       2,274,950
                                                                     -----------
                                                                       2,274,950
                                                                     -----------
  Diversified REITs - 0.81%
  Crescent Real Estate 6.75%                              62,600       1,320,860
                                                                     -----------
                                                                       1,320,860
                                                                     -----------
Environmental Services - 0.45%
  Allied Waste Industries 6.25%                           16,200         734,022
                                                                     -----------
                                                                         734,022
                                                                     -----------
Financial - 1.49%
 *Chubb 7.00%                                             15,000         465,450
  Lehman Brothers Holdings 6.25%                          16,000         424,000

STATEMENT                    DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.
  OF NET ASSETS (CONTINUED)

                                                          Number of     Market
                                                           Shares       Value
CONVERTIBLE PREFERRED STOCK (continued)
Financial (continued)
  National Australia Bank Units 7.875%                     40,000    $ 1,568,000
                                                                     -----------
                                                                       2,457,450
                                                                     -----------
Telecommunications - 0.75%
  Lucent Technologies Capital Trust I 7.75%                 1,300      1,227,200
                                                                     -----------
                                                                       1,227,200
                                                                     -----------
TOTAL CONVERTIBLE PREFERRED STOCK
  (cost $8,895,050)                                                    8,014,482
                                                                     -----------
PREFERRED STOCK - 6.46%
  Leisure, Lodging & Entertainment - 0.94%
  WestCoast Hospitality Capital Trust 9.50%                58,000      1,532,360
                                                                     -----------
                                                                       1,532,360
                                                                     -----------
Lodging/Resort REITs - 2.45%
  Equity Inns Series B 8.75%                               35,700        946,050
  LaSalle Hotel Properties 10.25%                         113,200      3,072,814
                                                                     -----------
                                                                       4,018,864
                                                                     -----------
Office REITs - 1.26%
  SL Green Realty 7.625%                                   80,000      2,065,000
                                                                     -----------
                                                                       2,065,000
                                                                     -----------
Retail Strip Centers REITs - 0.65%
  Ramco-Gershenson Properties 9.50%                        40,000      1,061,200
                                                                     -----------
                                                                       1,061,200
                                                                     -----------
Utilities - 1.16%
  Public Service Enterprise Group 10.25%                   27,200      1,894,480
                                                                     -----------
                                                                       1,894,480
                                                                     -----------
TOTAL PREFERRED STOCK (cost $9,564,868)                               10,571,904
                                                                     -----------
                                                         Principal
                                                          Amount
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.27%
 #Meristar Commercial Mortgage Trust
    Series 1999-C1 C 144A 8.29% 3/3/16                  $ 400,000        439,477
                                                                     -----------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
  (cost $445,969)                                                        439,477
                                                                     -----------
CONVERTIBLE BONDS - 3.47%
Capital Goods - Manufacturing - 0.20%
 #Tyco International Group
    144A 2.75% 1/15/18                                    250,000        321,875
                                                                     -----------
                                                                         321,875
                                                                     -----------
Consumer Cyclical - 1.90%
 Meristar Hospitality 9.50% 4/1/10                      1,100,000      1,395,624
 #Playboy Enterprises 144A 3.00% 3/15/25                  600,000        549,000
 #Regal Entertainment Group
    144A 3.75% 5/15/08                                    550,000        732,875
 #Saks 144A 2.00% 3/15/24                                 425,000        432,969
                                                                     -----------
                                                                       3,110,468
                                                                     -----------
Technology - 0.63%
 #Mercury Interactive 144A 4.75% 7/1/07                   550,000        536,938
 #Sybase Convertible 144A 1.75% 2/22/25                   500,000        501,875
                                                                     -----------
                                                                       1,038,813
                                                                     -----------
Transportation - 0.09%
*#ExpressJet Holdings 144A 4.25% 8/1/23                   200,000        148,000
                                                                     -----------
                                                                         148,000
                                                                     -----------
                                                        Principal       Market
                                                         Amount         Value
CONVERTIBLE BONDS (continued)
Utilities - 0.65%
 *#CenterPoint Energy 144A 3.75% 5/15/23               $  800,000     $  913,000
*++Mirant 2.50% 6/15/21                                   200,000        154,000
                                                                      ----------
                                                                       1,067,000
                                                                      ----------
TOTAL CONVERTIBLE BONDS (cost $5,129,838)                              5,686,156
                                                                      ----------
CORPORATE BONDS - 35.44%
Capital Goods - Manufacturing - 3.37%
  *Allied Waste North America 9.25% 9/1/12                575,000        621,000
   Anchor Glass 11.00% 2/15/13                            425,000        344,250
  *Armor Holdings 8.25% 8/15/13                           475,000        511,756
   Casella Waste Systems 9.75% 2/1/13                     400,000        430,000
  *Cenveo 9.625% 3/15/12                                  200,000        215,500
   Foster Wheeler 10.359% 9/15/11                         206,250        212,953
   Geo Subordinate 11.00% 5/15/12                         470,000        474,700
  #Graham Packaging 144A 9.875% 10/15/14                  500,000        498,750
  #IMCO Recycling 144A 9.00% 11/15/14                     295,000        309,750
   Interline Brands 11.50% 5/15/11                        576,000        636,480
  ?Mueller Holdings 14.75% 4/15/14                        550,000        400,125
 *#Park-Ohio Industries 144A 8.375% 11/15/14              225,000        186,750
   Radnor Holdings
     o9.891% 4/15/09                                      235,000        236,175
      11.00% 3/15/10                                      175,000        129,063
   Trimas 9.875% 6/15/12                                  375,000        305,625
                                                                      ----------
                                                                       5,512,877
                                                                      ----------
Chemicals - 1.37%
 *#Huntsman International
     144A 7.375% 1/1/15                                   425,000        423,938
  *Lyondell Chemical 9.875% 5/1/07                        250,000        257,500
  *Nalco 8.875% 11/15/13                                  275,000        288,750
   Rhodia
     *8.875% 6/1/11                                       250,000        241,250
      10.25% 6/1/10                                       235,000        251,450
 ++Solutia 6.72% 10/15/37                                 700,000        539,000
   Witco 6.875% 2/1/26                                    250,000        241,250
                                                                      ----------
                                                                       2,243,138
                                                                      ----------
Consumer Cyclical - 2.81%
  #Accuride 144A 8.50% 2/1/15                             450,000        416,250
  *Advanced Accessory Systems
     10.75% 6/15/11                                       245,000        184,975
 ++Avado Brands 9.75% 6/1/06                              230,000         33,350
 *#Carrols 144A 9.00% 1/15/13                             385,000        392,700
  #Dana 144A 5.85% 1/15/15                                100,000         85,500
   Denny's 10.00% 10/1/12                                 430,000        435,375
  #Gaylord Entertainment
     144A 6.75% 11/15/14                                  325,000        313,625
   Interface 10.375% 2/1/10                               350,000        376,250
  #Landry's Restaurant 144A 7.50% 12/15/14                605,000        565,675
  #Lone Star Industries 144A 8.85% 6/15/05                300,000        300,000
   Nortek 8.50% 9/1/14                                    150,000        135,000
   O'Charleys 9.00% 11/1/13                               445,000        471,700
   Perkins Family Restaurants
     10.125% 12/15/07                                      20,000         20,300
*Royal Caribbean Cruises 7.25% 3/15/18                    400,000        418,000
?Town Sports International 11.00% 2/1/14                  275,000        159,500
#Uno Restaurant 144A 10.00% 2/15/11                       300,000        295,500
++Venture Holdings 12.00% 6/1/09                          425,000            531
                                                                      ----------
                                                                       4,604,231
                                                                      ----------

STATEMENT                    DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.
  OF NET ASSETS (CONTINUED)

                                                        Principal       Market
                                                          Amount        Value
CORPORATE BONDS (continued)
Consumer Non-Cyclical - 2.49%
 #Commonwealth Brands
    144A 10.625% 9/1/08                                $  460,000     $  484,150
  Corrections Corporation of America
    7.50% 5/1/11                                          475,000        489,844
  Cott Beverages 8.00% 12/15/11                           375,000        399,375
 *Great Atlantic & Pacific Tea 7.75% 4/15/07              300,000        308,250
 #Knowledge Learning 144A 7.75% 2/1/15                    315,000        297,675
 #Le-Natures 144A 10.00% 6/15/13                          550,000        569,250
 *National Beef Packing 10.50% 8/1/11                     330,000        318,450
  Pilgrim's Pride 9.625% 9/15/11                          410,000        451,000
 *Pinnacle Foods 8.25% 12/1/13                            200,000        172,000
 #Rite Aid 144A 7.50% 1/15/15                             250,000        231,250
  True Temper Sports 8.375% 9/15/11                       395,000        359,450
                                                                      ----------
                                                                       4,080,694
                                                                      ----------
Energy - 2.98%
  Bluewater Finance 10.25% 2/15/12                        390,000        409,500
 #Chesapeake Energy 144A 6.625% 1/15/16                   200,000        207,750
  CMS Energy 9.875% 10/15/07                              250,000        272,500
 #Dynegy Holdings 144A 10.125% 7/15/13                    700,000        780,499
  El Paso Natural Gas 7.625% 8/1/10                       200,000        212,021
  El Paso Production Holding 7.75% 6/1/13                 545,000        568,163
=#Geophysique 144A 7.50% 5/15/15                          150,000        150,750
 #Hilcorp Energy I 144A 10.50% 9/1/10                     410,000        453,050
 #Inergy Finance 144A 6.875% 12/15/14                     250,000        235,000
  Midland Funding II 11.75% 7/23/05                        60,226         61,081
  Petroleum Geo-Services
   *8.00% 11/5/06                                          59,202         60,608
    10.00% 11/5/10                                        524,909        585,274
 oSecunda International 11.141% 9/1/12                    260,000        247,000
 *Tennessee Gas Pipeline 8.375% 6/15/32                   350,000        407,548
  Whiting Petroleum 7.25% 5/1/13                          235,000        235,000
                                                                      ----------
                                                                       4,885,744
                                                                      ----------
Finance - 1.33%
 #America Real Estate 144A 7.125% 2/15/13                 350,000        344,750
  BF Saul REIT 7.50% 3/1/14                               125,000        130,000
 *E Trade Financial 8.00% 6/15/11                         555,000        582,750
 #Farmers Exchange Capital
    144A 7.20% 7/15/48                                    250,000        268,484
  LaBranche & Company 11.00% 5/15/12                      365,000        394,200
 *Tanger Properties 9.125% 2/15/08                        425,000        460,063
                                                                      ----------
                                                                       2,180,247
                                                                      ----------
Forest/Paper Products - 3.92%
  Abitibi-Consolidated 6.95% 12/15/06                     350,000        353,500
 #Boise Cascade 144A 7.125% 10/15/14                      505,000        483,538
  Bowater 9.50% 10/15/12                                  585,000        631,799
  Fort James 7.75% 11/15/23                               925,000      1,061,437
  MDP Acquisitions 9.625% 10/1/12                         555,000        545,288
 #NewPage 144A 10.00% 5/1/12                              250,000        245,625
  Norske Skog 8.625% 6/15/11                              570,000        584,250
 #Port Townsend Paper 144A 12.00% 4/15/11                 450,000        438,750
  Potlatch 12.50% 12/1/09                                 475,000        594,343
  Smurfit Capital Funding 7.50% 11/20/25                  500,000        452,500
  Stone Container 9.75% 2/1/11                            525,000        557,813
  Tembec Industries 8.625% 6/30/09                        575,000        468,625
                                                                      ----------
                                                                       6,417,468
                                                                      ----------
Gaming - 2.21%
  Ameristar Casinos 10.75% 2/15/09                        675,000        740,813
  Boyd Gaming 9.25% 8/1/09                                761,000        803,806

                                                        Principal       Market
                                                          Amount        Value
CORPORATE BONDS (continued)
Gaming (continued)
  Caesars Entertainment 9.375% 2/15/07                 $  175,000     $  187,688
 *Mandalay Resort Group 10.25% 8/1/07                      35,000         38,588
  MGM MIRAGE 9.75% 6/1/07                                 275,000        298,719
  Penn National Gaming 8.875% 3/15/10                     900,000        969,749
  Wheeling Island Gaming 10.125% 12/15/09                 550,000        585,750
                                                                      ----------
                                                                       3,625,113
                                                                      ----------
Health Care - 1.33%
  NDCHealth 10.50% 12/1/12                                340,000        362,950
  Universal Hospital Services 10.125% 11/1/11             190,000        192,850
  US Oncology 10.75% 8/15/14                              500,000        547,500
  Vangaurd Health 9.00% 10/1/14                           475,000        515,375
 #Ventas Realty 144A 7.125% 6/1/15                        200,000        205,000
*#Warner Chilcott 144A 8.75% 2/1/15                       365,000        354,050
                                                                      ----------
                                                                       2,177,725
                                                                      ----------
Media - 4.21%
 *JAdelphia Communications 8.125% 7/15/06                 525,000        454,125
  American Media Operation 10.25% 5/1/09                  200,000        206,500
 #Charter Communications
    144A 5.875% 11/16/09                                  165,000        102,300
  Charter Communications Holdings
    10.75% 10/1/09                                      1,435,000      1,119,299
 *CSC Holdings 10.50% 5/15/16                             695,000        764,500
  Dex Media West 9.875% 8/15/13                           100,000        114,750
  Insight Midwest 10.50% 11/1/10                          800,000        856,000
 *Lodgenet Entertainment 9.50% 6/15/13                    550,000        594,000
  Mediacom Broadband 11.00% 7/15/13                       600,000        652,500
 *Nextmedia Operating 10.75% 7/1/11                       580,000        635,100
  Sheridan Acquisition 10.25% 8/15/11                     225,000        231,750
  Warner Music Group 7.375% 4/15/14                       575,000        575,000
  XM Satellite Radio 12.00% 6/15/10                       525,000        589,313
                                                                      ----------
                                                                       6,895,137
                                                                      ----------
Metals/Mining - 0.24%
 #Novelis 144A 7.25% 2/15/15                              400,000        394,000
                                                                      ----------
                                                                         394,000
                                                                      ----------
Retail - 0.15%
 *Adesa 7.625% 6/15/12                                    250,000        250,000
                                                                      ----------
                                                                         250,000
                                                                      ----------
Technology - 0.74%
 #Magnachip Semiconductor
    144A 8.00% 12/15/14                                   410,000        358,750
  Sanmina-SCI 10.375% 1/15/10                             325,000        360,750
 #Telcordia Technologies
    144A 10.00% 3/15/13                                   550,000        484,000
                                                                      ----------
                                                                       1,203,500
                                                                      ----------
Telecommunications - 3.45%
  Alaska Communications Systems Holdings
    9.875% 8/15/11                                        375,000        396,563
  American Cellular 10.00% 8/1/11                         240,000        235,200
 *American Tower 7.125% 10/15/12                           50,000         52,063
 *Centennial Cellular Operating
    10.125% 6/15/13                                       315,000        353,194
 *Cincinnati Bell 8.375% 1/15/14                          625,000        621,874
*?Inmarsat Finance 10.375% 11/15/12                       575,000        428,375
  iPCS 11.50% 5/1/12                                      200,000        220,000
 #Iwo Escrow 144A
   o6.891% 1/15/12                                         75,000         75,000
   ?10.75% 1/15/15                                         75,000         48,000

STATEMENT                    DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.
  OF NET ASSETS (CONTINUED)

                                                      Principal        Market
                                                        Amount         Value
CORPORATE BONDS (CONTINUED)
Telecommunications (continued)
   MCI
     6.908% 5/1/07                                   $   250,000     $   254,688
     7.688% 5/1/09                                       535,000         561,749
   MetroPCS 10.75% 10/1/11                               225,000         269,487
  #New Skies Satellite 144A 9.125% 11/1/12               180,000         179,100
   PanAmSat 9.00% 8/15/14                                275,000         300,438
  #Qwest 144A 7.875% 9/1/11                              115,000         119,888
  #Qwest Services 144A 13.50% 12/15/10                   525,000         601,124
   Rural Cellular
    *9.625% 5/15/08                                      250,000         231,250
     9.875% 2/1/10                                       100,000          99,250
 *oUS LEC 11.89% 10/1/09                                 225,000         231,750
   US Unwired 10.00% 6/15/12                              10,000          11,000
  #Valor Telecom 144A 7.75% 2/15/15                      375,000         366,563
                                                                     -----------
                                                                       5,656,556
                                                                     -----------
Textile & Apparel - 0.33%
   Warnaco 8.875% 6/15/13                                500,000         547,500
                                                                     -----------
                                                                         547,500
                                                                     -----------
Transportation - 1.71%
 ?#H-Lines Finance Holding
     144A 11.00% 4/1/13                                  555,000         432,900
  #Horizon Lines 144A 9.00% 11/1/12                      275,000         290,469
   Kansas City Southern Railway
     9.50% 10/1/08                                       400,000         438,500
   OMI 7.625% 12/1/13                                    435,000         432,825
   Seabulk International 9.50% 8/15/13                   500,000         568,749
   Stena 9.625% 12/1/12                                  375,000         411,563
   Ultrapetrol 9.00% 11/24/14                            250,000         226,250
                                                                     -----------
                                                                       2,801,256
                                                                     -----------
Utilities - 2.80%
   Avista 9.75% 6/1/08                                   500,000         569,309
   Calpine
     8.25% 8/15/05                                       225,000         217,125
     10.50% 5/15/06                                      155,000         130,975
 o#Calpine 144A 8.891% 7/15/07                           338,963         262,696
   Elwood Energy 8.159% 7/5/26                           219,203         248,247
   Midwest Generation
     8.30% 7/2/09                                        500,000         520,000
     8.75% 5/1/34                                        425,000         476,000
*++Mirant Americas Generation 7.625% 5/1/06              400,000         463,000
  #NRG Energy 144A 8.00% 12/15/13                        290,000         307,400
   Orion Power Holdings 12.00% 5/1/10                    250,000         300,000
   PSE&G Energy Holdings 7.75% 4/16/07                   250,000         258,750
  *Reliant Energy 9.50% 7/15/13                          250,000         273,750
  #Texas Genco 144A 6.875% 12/15/14                      300,000         309,750
  #USGen New England 144A 7.459% 1/2/15                  250,000         241,250
                                                                     -----------
                                                                       4,578,252
                                                                     -----------
   TOTAL CORPORATE BONDS (cost $58,278,053)                           58,053,438
                                                                     -----------
U.S. Treasury Obligations - 3.14%
 *^Treasury Bill 2.677% 7/7/05                         5,150,000       5,136,265
TOTAL U.S. TREASURY OBLIGATIONS
   (cost $5,136,265)                                                   5,136,265
                                                                     -----------

                                                      Number of        Market
                                                       Shares          Value
WARRANTS - 0.00%
+#Solutia 144A, exercise price $7.59,
  expiration date 7/15/09                                  650       $         0
                                                                     -----------
TOTAL WARRANTS (cost $55,294)                                                  0
                                                                     -----------
TOTAL MARKET VALUE OF SECURITIES BEFORE
  SECURITIES LENDING COLLATERAL - 133.42 %
  (cost $201,305,702)                                                218,528,742
                                                                     -----------
                                                        Principal
                                                         Amount
SECURITIES LENDING COLLATERAL** - 16.87%
Short-Term Investments
  Abbey National 3.13% 1/13/06                        $   586,793        586,793
  Australia New Zealand 3.08% 6/23/06                     792,637        792,637
  Bank of New York 3.06% 4/4/06                           634,109        634,109
  Bank of the West 3.06% 3/2/06                           792,794        792,637
  Barclays London 3.10% 7/21/05                           792,660        792,647
  Barclays New York 3.12% 6/1/05                           79,251         79,251
  Bayerische Landesbank 3.08% 6/30/06                     792,465        792,637
  Bear Stearns
    3.14% 1/17/06                                         158,523        158,608
    3.15% 11/30/05                                        792,237        792,637
  Beta Finance 3.08% 4/18/06                              792,704        792,557
  Citigroup Global Markets
    3.10% 6/1/05                                        6,349,879      6,349,879
    3.13% 6/7/05                                          856,048        856,048
  Credit Suisse First Boston New York
    3.07% 4/18/06                                         856,048        856,048
    3.10% 12/29/05                                        166,417        166,463
  Deutsche Bank London 3.10% 7/11/05                      634,116        634,109
  Goldman Sachs 3.20% 5/31/06                             871,813        871,900
  Lehman Holdings 3.14% 12/23/05                          792,774        793,350
  Marshall & Ilsley Bank 3.05% 12/29/05                   792,697        792,673
  Merrill Lynch Mortgage Capital
    3.16% 7/12/05                                         792,637        792,637
  Morgan Stanley
    3.21% 6/30/06                                         158,373        158,527
    3.24% 5/31/06                                          79,216         79,264
  National City Bank Cleveland 3.06% 1/23/06              903,717        903,655
  Pfizer 3.05% 6/30/06                                    760,931        760,931
  Proctor & Gamble 2.93% 6/30/06                          792,637        792,637
  Royal Bank of Canada 3.05% 6/27/05                      792,615        792,615
  Royal Bank of Scotland 3.06% 6/30/06                    792,551        792,637
  Sigma Finance 3.06% 9/30/05                             745,086        745,002
  Societe Generale New York 3.06% 6/14/05                 715,975        715,946
  Sun Trust Bank 3.08% 8/5/05                             396,297        396,297
  Wal Mart Stores 3.03% 6/21/05                           947,817        946,233
  Washington Mutual Bank 3.10% 7/8/05                     792,622        792,637
  Wells Fargo 3.06% 6/30/06                               792,637        792,637
  Wilmington Trust Company 2.96% 6/3/05                   634,332        634,331
                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
  (cost $27,630,969)                                                  27,630,969
                                                                     -----------

STATEMENT                    DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.
  OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES - 150.29%
  (cost $228,936,671)                                              $246,159,711
OBLIGATION TO RETURN SECURITIES LENDING
  COLLATERAL - (16.87%)**                                           (27,630,969)
COMMERCIAL PAPER PAYABLE
  (PAR $55,000,000) - (33.43%)                                      (54,749,369)
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 0.01%                                             15,252
                                                                   ------------
NET ASSETS APPLICABLE TO 12,876,300 SHARES OUTSTANDING;
  EQUIVALENT TO $12.72 PER SHARE - 100.00%                         $163,794,625
                                                                   ============

COMPONENTS OF NET ASSETS AT MAY 31, 2005:
Common stock, $0.01 par value, 500,000,000
  shares authorized to the Fund                                    $149,351,344
Accumulated net realized loss on investments                         (2,779,759)
Net unrealized appreciation of investments                           17,223,040
                                                                   ------------
Total net assets                                                   $163,794,625
                                                                   ============

  ?Step Coupon Bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
  #Security exempt from registration under Rule 144A of the Securities Act of
   1933. See Note 8 in "Notes to Financial Statements."
  ^U.S. Treasury bills are traded on a discount basis; the interest rate shown is the yield at the time of purchase.
  *Fully or partially on loan.
 **See Note 7 in "Notes to Financial Statements."
***Includes $27,419,854 of securities loaned.
 ++Non-income producing security. Security is currently in default.
  JSecurity is currently in default. The issue has missed the maturity date.
   Bankruptcy proceedings are in the process to determine distribution of assets. The date listed is the estimated of when the proceedings will be finalized.
  oVariable rate notes. The interest rate shown is the rate as of May 31, 2005. =Security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes to Financial Statements." At May 31, 2005, one security was fair valued that represented 0.09% of the Fund's net assets.
  +Non-income producing security for the period ending May 31, 2005.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts
REIT - Real Estate Investment Trust

See accompanying notes

STATEMENT                    DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.
  OF OPERATIONS              Six Months Ended May 31, 2005 (Unaudited)

INVESTMENT INCOME:
  Dividends                                                                                       $2,651,434
  Interest                                                                                         2,714,259
  Foreign tax withheld                                                                               (11,583)
  Securities lending income                                                                           35,147    $ 5,389,257
                                                                                                  ----------    -----------

EXPENSES:
  Management fees                                                                                    609,133
  Commercial paper fees                                                                               72,322
  Reports to shareholders                                                                             66,630
  Accounting and administration expenses                                                              55,328
  Transfer agent fees                                                                                 32,050
  Legal and professional fees                                                                         31,568
  NYSE fees                                                                                           12,499
  Taxes (other than taxes on income)                                                                   7,540
  Directors' fees                                                                                      4,616
  Pricing fees                                                                                         2,981
  Custodian fees                                                                                       1,936
  Registration fees                                                                                      202
  Other                                                                                                3,221
                                                                                                  ----------
  Total operating expenses (before interest expense)                                                                900,026
  Interest expense                                                                                                  741,470
                                                                                                                -----------
  Total operating expenses (after interest expense)                                                               1,641,496
                                                                                                                -----------
  Total expenses                                                                                                  1,641,496
                                                                                                                -----------
NET INVESTMENT INCOME                                                                                             3,747,761
                                                                                                                -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on:
    Investments                                                                                                  12,690,198
    Foreign currencies                                                                                               (1,103)
                                                                                                                -----------
  Net realized gain                                                                                              12,689,095
  Net change in unrealized appreciation/depreciation of investments and foreign currencies                      (13,390,484)
                                                                                                                -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES                                             (701,389)
                                                                                                                -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                            $ 3,046,372
                                                                                                                ===========

See accompanying notes

STATEMENTS                   DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.
  OF CHANGES IN NET ASSETS

                                                                                                Six Months          Year
                                                                                                   Ended            Ended
                                                                                                  5/31/05          11/30/04
                                                                                                (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                         $  3,747,761     $  8,051,445
  Net realized gain on investments and foreign currencies                                         12,689,095        9,067,747
  Net change in unrealized appreciation/depreciation of investments and foreign currencies       (13,390,484)      11,577,007
                                                                                                ------------     ------------
  Net increase in net assets resulting from operations                                             3,046,372       28,696,199
                                                                                                ------------     ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM (SEE NOTE 4):
  Net investment income                                                                           (3,912,778)      (8,531,887)
  Net realized gains                                                                                      --       (3,830,110)
  Return of capital                                                                               (2,268,088)              --
                                                                                                ------------     ------------
                                                                                                  (6,180,866)     (12,361,997)
                                                                                                ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS                                                             (3,134,494)      16,334,202

NET ASSETS:
  Beginning of period                                                                            166,929,119      150,594,917
                                                                                                ------------     ------------
  End of period (there was no undistributed net investment income at either period end)         $163,794,625     $166,929,119
                                                                                                ============     ============

See accompanying notes

STATEMENT                    DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.
  OF CASH FLOWS              Six Months Ended May 31, 2005 (Unaudited)

NET CASH PROVIDED BY OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                                                                 $ 3,046,372
                                                                                                                     -----------
Adjustments to reconcile net increase in net assets from operations to cash provided by operating activities:
  Amortization of premium and discount on securities purchased                                                          (107,990)
  Net proceeds from investment transactions                                                                            1,643,889
  Net realized gain from investment transactions                                                                     (12,690,198)
  Net realized loss on foreign currencies                                                                                  1,103
  Change in net unrealized appreciation/depreciation                                                                  13,390,484
  Decrease in receivable for investments sold                                                                            651,209
  Increase in interest and dividends receivable                                                                          (30,000)
  Decrease in payable for investments purchased                                                                         (739,360)
  Increase in interest payable                                                                                            65,355
  Increase in accrued expenses and other liabilities                                                                      74,055
                                                                                                                     -----------
 Total adjustments                                                                                                     2,258,547
                                                                                                                     -----------
Net cash provided by operating activities                                                                              5,304,919
                                                                                                                     -----------

CASH FLOWS USED FOR FINANCING ACTIVITIES:
 Cash provided by issuance of commercial paper                                                                       137,168,243
 Repayment of commercial paper upon maturity                                                                        (137,323,885)
 Cash dividends and distributions paid                                                                                (6,180,866)
                                                                                                                     -----------
Net cash used for financing activities                                                                                (6,336,508)
                                                                                                                     -----------
Effect of exchange rates on cash                                                                                          (1,103)
                                                                                                                     -----------
Net decrease in cash                                                                                                  (1,032,692)
Cash at beginning of period                                                                                               17,543
                                                                                                                     -----------
Cash (overdraft) at end of period                                                                                    $(1,015,149)
                                                                                                                     ===========

 Cash paid for interest                                                                                              $   676,115
                                                                                                                     ===========

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       Delaware Investments Dividend and Income Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                             Year
                                                               Ended                                Ended
                                                             5/31/05(5)  11/30/04     11/30/03    11/30/02(4)  11/30/01    11/30/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $12.960     $11.700      $10.140     $11.630      $11.590     $13.000

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)                                        0.291       0.625        0.711       0.635        0.617       0.803
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                       (0.051)      1.595        1.989      (0.650)       0.923      (0.713)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.240       2.220        2.700      (0.015)       1.540       0.090
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.304)     (0.663)      (0.714)     (0.660)      (0.617)     (0.803)
Net realized gain on investments                                   --      (0.297)          --          --       (0.080)     (0.560)
Return of capital                                              (0.176)(6)      --       (0.426)     (0.815)      (0.803)     (0.137)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.480)     (0.960)      (1.140)     (1.475)      (1.500)     (1.500)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $12.720     $12.960      $11.700     $10.140      $11.630     $11.590
                                                              =======     =======      =======     =======      =======     =======

MARKET VALUE, END OF PERIOD                                   $11.990     $11.760      $11.840     $10.020      $13.850     $11.875
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN BASED ON:(1)
Market value                                                    6.11%       7.78%       30.20%     (18.98%)      30.20%      19.78%
Net asset value                                                 2.06%      20.29%       27.13%      (2.36%)      12.02%       1.17%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $163,795    $166,929     $150,595    $130,560     $149,718    $149,292
Ratio of expenses to average net assets                         1.98%       1.51%        1.63%       1.86%        2.77%       3.02%
Ratio of expenses to adjusted average net assets
  (before interest expense)(2)                                  0.81%       0.76%        0.79%       0.80%        0.83%       0.71%
Ratio of interest expense to adjusted average net assets(2)     0.67%       0.36%        0.37%       0.54%        1.22%       1.58%
Ratio of net investment income to average net assets            4.50%       5.10%        6.70%       5.69%        5.07%       6.45%
Ratio of net investment income to adjusted average net
  assets(2)                                                     3.40%       3.78%        4.78%       4.12%        3.75%       4.88%
Portfolio turnover                                               124%         89%         175%        107%          61%         47%

LEVERAGE ANALYSIS:
Debt outstanding at end of period at par (000 omitted)        $55,000     $55,000      $55,000     $55,000      $55,000     $55,000
Average daily balance of debt outstanding (000 omitted)       $54,810     $54,893      $54,882     $54,857      $54,724     $54,463
Average daily balance of shares outstanding (000 omitted)      12,876      12,876       12,876      12,876       12,876      13,744
Average debt per share                                         $4.260      $4.260       $4.262      $4.260       $4.250      $3.963
Asset coverage per $1,000 of debt outstanding at end
  of period                                                    $3,992      $4,044       $3,743      $3,379       $3,730      $3,738

(1) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(2) Adjusted average net assets excludes debt outstanding.

(3) The average shares outstanding method has been applied for per share information.

(4) As required, effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended November 30, 2002 was a decrease in net investment income per share of $0.025, an increase in net realized and unrealized gain (loss) per share of $0.025, a decrease in the ratio of net investment income to average net assets of 0.22%, and a decrease in the ratio of net investment income to adjusted net assets of 0.16%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in accounting.

(5) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(6) The amount is an estimated return of capital as of May 31, 2005. The actual determination of the return of capital, if any, can be made only at fiscal year end. For more information on dividends and distributions, see Note 4 in "Notes to Financial Statements."

See accompanying notes

NOTES                        DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.
  TO FINANCIAL STATEMENTS    May 31, 2005 (Unaudited)

Delaware Investments Dividend and Income Fund, Inc. (the "Fund") is organized as a Maryland corporation and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's shares trade on the New York Stock Exchange under the symbol DDF.

The investment objective of the Fund is to seek high current income. Capital appreciation is a secondary objective.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S generally accepted accounting principles and are consistently followed by the Fund:

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. U.S. Government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Distributions - The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains and if necessary, a return of capital. The current annualized rate is $0.96 per share. The Fund continues to evaluate its monthly distribution in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Borrowings - The Fund issues short-term commercial paper at a discount from par. The discount is amortized as interest expense over the life of the commercial paper using the straight-line method (See Note 6).

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Premiums and discounts on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

The Fund receives earning credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2005.

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH
   AFFILIATES:
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.55%, which is calculated daily based on the adjusted average weekly net assets.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide accounting and administration services. The Fund pays DSC a monthly fee computed at the annual rate of 0.05% of the Fund's adjusted average weekly net assets, subject to an annual minimum of $85,000. Effective June 1, 2005, the Fund will pay DSC a monthly fee computed at the annual rate of 0.04% of the Fund's adjusted average weekly net assets, without an annual minimum.

For purposes of the calculation of investment management fees and administration fees, adjusted average weekly net assets does not include the commercial paper liability.

At May 31, 2005, the Fund had liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                             $ 99,430
  Accounting and administration fees and
    other expenses payable to DSC                                       121,353
  Other expenses payable to DMC and affiliates*                          74,812

*DMC, as part of its administration services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees and directors fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services, provided to the Fund by DMC employees. For the six months ended May 31, 2005, the Fund was charged $4,511 for internal legal services provided by DMC.

Certain officers of DMC and DSC are officers and/or directors the Fund. These officers and directors are paid no compensation by the Fund.

During the six months ended May 31, 2005, D. Tysen Nutt, Jr., Jordan L. Irving, Anthony A. Lombardi and Robert A. Vogel, Jr. (the "New Equity Team") were appointed co-portfolio managers of the Fund. The New Equity Team replaced Nancy
M. Crouse, and will work with Damon Andres with respect to managing the equity portion of the Fund. The members of the New Team will work with Damon Andres and Timothy L. Rabe in making day-to-day decisions for the Fund.

NOTES                       DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.
  TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS
For the six months ended May 31, 2005, the Fund made purchases of $134,369,440 and sales of $135,288,889 of long-term investment securities other than long-term U.S. government securities and short-term investments. For the six months ended May 31, 2005, the Fund made purchases of $49,107,664 and sales of $49,287,304 of long-term U.S. government securities.

At May 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2005, the cost of investments was $228,985,847. At May 31, 2005, the net unrealized appreciation was $17,173,864 of which $24,383,999 related to unrealized appreciation of investments and $7,210,135 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The distributions made by the Fund during the fiscal year ended November 30, 2004 were in excess of the net investment income earned by the Fund for financial reporting purposes. This was offset by realized gains and therefore, there was not a return of capital for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2005 and the year ended November 30, 2004 was as follows:

                                                  Six Months          Year
                                                    Ended             Ended
                                                   5/31/05*          11/30/04

  Ordinary income                                 $3,912,778        $12,361,997
  Return of capital                                2,268,088                 --

*Tax information for the six months ended May 31, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2005, the estimated components of net assets on a tax basis were as follows:


  Shares of beneficial interest                                    $149,351,344
  Capital loss carryforwards                                         (2,730,583)
  Unrealized appreciation of investments                             17,173,864
                                                                   ------------
  Net assets                                                       $163,794,625
                                                                   ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended May 31, 2005, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of net operating losses, gain (loss) on foreign currency transactions and market discounts and premiums on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

  Undistributed net investment income                                $2,433,105
  Accumulated realized gain (loss)                                     (165,017)
  Paid-in capital                                                    (2,268,088)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2004 will expire as follows: $13,424,663 expires in 2010 and $1,789,901 expires in 2011.

For the six months ended May 31, 2005, the Fund had capital gains of $12,483,981, which may be offset by the capital loss carryforwards.

5. CAPITAL STOCK
The Fund did not repurchase any shares under the Share Repurchase Program or have any transactions in common shares during the six months ended May 31, 2005.

Shares issuable under the Fund's dividend investment plan are purchased by the Fund's transfer agent, Mellon Investor Services, LLC, in the open market.

On May 19, 2005, the Fund's Board of Directors approved a tender offer for shares of the Fund's common stock. The tender offer authorized the Fund to purchase up to 10% of its issued and outstanding shares at a price equal to the Fund's net asset value at 4:00 p.m. New York City time on July 1, 2005, the first business day following expiration of the offer. The tender offer commenced on June 3, 2005 and expired on June 30, 2005. In connection with the tender offer, the Fund purchased 1,287,630 shares of capital stock at a total cost of $16,855,077.

6. COMMERCIAL PAPER
As of May 31, 2005, $55,000,000 (par value) of commercial paper was outstanding with an amortized cost of $54,749,369. The weighted average discount rate of commercial paper outstanding at May 31, 2005 was 3.17%. The average daily balance of commercial paper outstanding during the six months ended May 31, 2005 was $54,810,353 at a weighted discount rate of 2.70%. The maximum amount of commercial paper outstanding at any time during the period was $55,000,000. On June 24, 2005, the Fund reduced the commercial paper outstanding to $48 million in conjunction with the tender offer. In conjunction with the issuance of the commercial paper, the Fund entered into a line of credit arrangement with J.P. Morgan Chase for $30,000,000. Interest on borrowings is based on market rates in effect at the time of borrowing. The commitment fee is computed at the rate of 0.15% per annum on the unused balance. For the six months ended May 31, 2005, the Fund was charged fees of $15,083 which are included in "commercial paper fees" on the Statement of Operations. During the six months ended May 31, 2005, there were no borrowings under this arrangement.

7. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the

NOTES                       DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.
  TO FINANCIAL STATEMENTS (CONTINUED)

7. SECURITIES LENDING (CONTINUED)

discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At May 31, 2005, the market value of securities on loan was $27,419,854, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. CREDIT AND MARKET RISKS
The Fund invests in high-yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Rating Group and/or Ba or lower by Moody's Investors Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At May 31, 2005, 144A securities represented approximately 13.85% of total assets. None of these securities have been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Directors has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of a fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Statement of Net Assets.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the six months ended May 31, 2005. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

OTHER                        DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.
  FUND INFORMATION

BOARD CONSIDERATION OF DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC. INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Directors, including a majority of disinterested or independent Directors, approved the renewal of the Investment Advisory Agreement for the Delaware Investments(R) Dividend and Income Fund, Inc. (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment adviser. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Fund; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the adviser's ability to fully invest in accordance with the Fund's policies.

In considering such materials, the independent Directors received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the Delaware Investments Family of Funds, and Chairman and Chief Executive Officer of the investment adviser, was present to respond to questions raised by Lipper and the independent Directors. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Directors, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment adviser and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment adviser during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Fund. The Board was pleased by DMC's investment performance, noting Barron's ranking of the Delaware Investments Family of Funds in the top quartile of mutual fund families for 2002 -- 2004. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% -- the second quartile; the next 25% -- the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three, five and 10 year periods ended February 28, 2005. The Board noted its objective that the Fund's performance be at or above the median of its Performance Universe. The following summarizes the performance results for the Fund and the Board's view of such performance.

The Performance Universe for this Fund consisted of the Fund and all leveraged closed-end income and preferred stock funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one, three, five and 10 year periods was in the first quartile of such Performance Universe. The Board was satisfied with such performance.

OTHER                        DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.
  FUND INFORMATION (CONTINUED)

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of fee levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of similar leveraged closed-end funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments funds. In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board's view of such expenses.

Such expense comparisons for the Fund showed that its management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments from the relationships with the Fund and the Delaware Investments Family of Funds.

ECONOMIES OF SCALE. As a closed-end fund, the Fund does not issue shares on a continuous basis. Fund assets increase only to the extent that the value of the underlying securities in the Fund increase. Accordingly, the Board determined that the Fund was not likely to experience significant economies of scale due to asset growth and, therefore, a fee schedule with breakpoints to pass the benefit of such economies of scale on to shareholders was not likely to provide the intended effect.

Delaware
Investments(R)                                    [LOGO]
-----------------------------------
A member of Lincoln Financial Group

This semiannual report is for the information of Delaware Investments Dividend and Income Fund, Inc. shareholders. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when sold, may be worth more or less than their original cost. Notice is hereby given in accordance with Section 23 (c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its Common Stock on the open market at market prices.

BOARD OF DIRECTORS                        AFFILIATED OFFICERS                      CONTACT INFORMATION
JUDE T. DRISCOLL                          MICHAEL P. BISHOF                        INVESTMENT MANAGER
Chairman                                  Senior Vice President and                Delaware Management Company,
Delaware Investments Family of Funds      Chief Investment Officer                 a Series of Delaware Management Business Trust
Philadelphia, PA                          Delaware Investments Family of Funds     Philadelphia, PA
                                          Philadelphia, PA
THOMAS L. BENNETT+                                                                 PRINCIPAL OFFICE OF THE FUND
Private Investor                          RICHELLE S. MAESTRO                      2005 Market Street
Rosemont, PA                              Executive Vice President,                Philadelphia, PA 19103
                                          Chief Legal Officer and Secretary
JOHN A. FRY                               Delaware Investments Family of Funds     INDEPENDENT REGISTERED PUBLIC
President                                 Philadelphia, PA                         ACCOUNTING FIRM
Franklin & Marshall College                                                        Ernst & Young LLP
Lancaster, PA                             JOHN J. O'CONNOR                         2001 Market Street
                                          Senior Vice President and Treasurer      Philadelphia, PA 19103
ANTHONY D. KNERR                          Delaware Investments Family of Funds
Managing Director                         Philadelphia, PA                         REGISTRANT AND STOCK TRANSFER AGENT
Anthony Knerr & Associates                                                         Mellon Investor Services, LLC
New York, NY                                                                       Overpeck Centre
                                                                                   85 Challenger Road
LUCINDA S. LANDRETH                                                                Ridgefield, NJ 07660
Former Chief Investment Officer                                                    800 851-9677
Assurant, Inc.
Philadelphia, PA                                                                   FOR SECURITIES DEALERS AND FINANCIAL
                                                                                   INSTITUTIONS REPRESENTATIVES ONLY
ANN R. LEVEN                                                                       800 362-7500
Former Treasurer/Chief Fiscal Officer
National Gallery of Art                                                            WEB SITE
Washington, DC                                                                     www.delawareinvestments.com

THOMAS F. MADISON+
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS+
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN J.

RICHARD ZECHER+
Founder
Investor Analytics
Scottsdale, AZ

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Your Reinvestment Options
Delaware Investments Dividend and Income Fund, Inc. offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact Mellon Investor Services, LLC at 800 851-9677. You will be asked to put your request in writing. If you have shares registered in "street" name, contact the broker/dealer holding the shares or your financial advisor.
--------------------------------------------------------------------------------

+Audit Committee Member

(9486)                                                        Printed in the USA
SA-DDF [5/05] IVES 7/05                                       J05-06-089 PO10229

Item 2. Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4. Principal Accountant Fees and Services

         Not applicable.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6. Schedule of Investments

        Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

        Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

        Applicable to Form N-CSRs filed after fiscal years ending on or after December 31, 2005.

        Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

        Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.


     /s/ Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    July 22, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


     /s/ Jude T. Driscoll
---------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    July 22, 2005


     /s/ Michael P. Bishof
---------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    July 22, 2005